Restricted Stock Units Activity (Detail) (Restricted Stock Units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Number of Units
Outstanding Beginning Balance	8
Granted	6
Vested	(2)
Forfeited	(1)
Outstanding Ending Balance	11
Weighted-Average Grant Date Fair Value per unit
Outstanding Beginning Balance	$ 13.23
Granted	$ 13.60
Vested	$ 13.55
Forfeited	$ 13.29
Outstanding Ending Balance	$ 13.34